UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05151

JPMorgan Mutual Fund Group

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Mutual Fund Group

Schedule of Portfolio Investments as of November 30, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Short Term Bond Fund II

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 121.0%
	Asset-Backed Securities — 18.4%
1,603	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 5.82%, 02/15/12 (e) (m)	1,606
	AmeriCredit Automobile Receivables Trust,
2,090	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	2,052
4,091	Series 2005-CF, Class A3, 4.47%, 05/06/10 (m)	4,072
888	Capital One Auto Finance Trust, Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	878
1,850	Capital One Multi-Asset Execution Trust, Series 2004-B5, Class B5, 3.70%, 05/17/10 (m)	1,830
315	CARSS Finance LP (Cayman Islands), Series 2004-A, Class B1, FRN, 5.60%, 01/15/11 (e) (m)	315
1,400	CNH Equipment Trust, Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	1,386
4,000	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, VAR, 4.46%, 10/25/35 (m)	3,958
4,550	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A2, FRN, 5.51%, 03/25/36 (m)	4,558
3,350	GSAMP Trust, Series 2006-NC1, Class A2, FRN, 5.50%, 02/25/36 (m)	3,355
3,200	Home Equity Asset Trust, Series 2006-3, Class2A3, FRN, 5.50%, 07/25/36 (m)	3,205
	HSI Asset Securitization Corp. Trust,
4,100	Series 2006-OPT1, Class 2A3, FRN, 5.51%, 12/25/35 (m)	4,108
4,419	Series 2006-OPT2, Class 2A3, FRN, 5.51%, 01/25/36 (m)	4,427
4,250	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, FRN, 5.51%, 03/25/36 (m)	4,258
3,550	MASTR Asset Backed Securities Trust, Series 2006-NC1, Class A3, FRN, 5.51%, 01/25/36 (m)	3,557
2,100	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2C, FRN, 5.52%, 01/25/37 (m)	2,101
2,650	Morgan Stanley ABS Capital I, Series 2006-HE6, Class M2, FRN, 5.62%, 09/25/36 (m)	2,650
2,970	New Century Home Equity Loan Trust, Series 2005-A, Class A2, SUB, 4.46%, 08/25/35 (m)	2,944
2,736	Onyx Acceptance Grantor Trust, Series 2003-D, Series A4, 3.20%, 03/15/10 (m)	2,704
3,000	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, FRN, 5.52%, 02/25/36 (m)	3,005
3,850	Residential Asset Securities Corp., Series 2006-KS2, Class A3, FRN, 5.51%, 03/25/36 (m)	3,852
2,950	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, FRN, 5.50%, 12/25/35 (m)	2,954
216	Soundview NIM Trust, (Cayman Islands) Series 2005-OPT4, Class N1, 5.68%, 12/25/35 (e) (m)	215
3,651	Triad Auto Receivables Owner Trust, Series 2003-B, Class A4, 3.20%, 12/13/10 (m)	3,592
2,143	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.94%, 03/22/10 (m)	2,114
3,622	World Omni Auto Receivables Trust, Series 2003-B, Class A4, 2.87%, 11/15/10 (m)	3,571

	Total Asset-Backed Securities (Cost $73,542)	73,267

	Collateralized Mortgage Obligations — 17.9%
	Agency CMO — 5.1%
	Federal Home Loan Mortgage Corp.,
29,524	Series 240, Class S22, FRN, IO, 1.83%, 07/15/36 (m)	2,442
5,176	Series 2564, Class LS, IF, IO, 2.33%, 01/15/17 (m)	284
7,814	Series 2632, Class IA, IO, 5.00%, 06/15/22 (m)	249
2,863	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	291
2,364	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	123
13,268	Series 2791, Class SI, IF, IO, 1.83%, 12/15/31 (m)	859
14,343	Series 2813, Class SB, IF, IO, 1.73%, 02/15/34 (m)	933
21,155	Series 2850, Class SM, IF, IO, 1.83%, 12/15/30 (m)	895
4,587	Series 2894, Class S, IF, IO, 1.88%, 03/15/31 (m)	252
4,801	Series 2980, Class LI, IO, 5.50%, 04/15/25 (m)	392
	Federal National Mortgage Association,
3,981	Series 2003-3, Class HS, IF, IO, 2.33%, 09/25/16 (m)	197
4,727	Series 2004-61, Class TS, IF, IO, 1.78%, 10/25/31 (m)	224
7,231	Series 2005-51, Class KI, IO, 5.50%, 01/25/25 (m)	574
3,644	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	3,695
4,620	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	4,686
3,980	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	4,036
	Government National Mortgage Association,
11	Series 2002-24, Class FA, FRN, 5.82%, 04/16/32 (m)	12
1,344	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	45
2,727	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	156
665	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	14

		20,359

	Non-Agency CMO — 12.8%
295	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A1, 4.00%, 01/25/33 (m)	293
2,048	Bank of America Alternative Loan Trust, Series 2003-7, Class 1A1, 5.50%, 09/25/33 (m)	2,045
3,050	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.96%, 08/25/35 (m)	3,021
	Countrywide Alternative Loan Trust,
4,986	Series 2005-75CB, Class A3, 5.50%, 01/25/36 (m)	5,006
2,748	Series 2006-12CB, Class A6, 6.00%, 05/25/36 (m)	2,751

JPMorgan Short Term Bond Fund II

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

4,348	Countrywide Home Loans, Inc., Series 2005-J4, Class A4, 5.50%, 11/25/35 (m)	4,298
2,500	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36 (m)	2,509
5,171	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 06/25/36 (m)	5,174
1,653	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 08/25/36 (m)	1,656
3,265	Residential Funding Mortgage Section I, Series 2005-S7, Class A5, 5.50%, 11/25/35 (m)	3,245
3,977	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A1, VAR, 4.98%, 06/25/34 (m)	3,955
6,121	Washington Mutual, Inc., Series 2004-S3, Class 2A1, 5.50%, 07/25/34 (m)	6,116
	Wells Fargo Mortgage Backed Securities Trust,
2,321	Series 2003-N, Class 1A4, FRN, 4.60%, 12/25/33 (m)	2,308
8,444	Series 2004-S, Class A3, FRN, 3.54%, 09/25/34 (m)	8,398

		50,775

	Total Collateralized Mortgage Obligations (Cost $71,905)	71,134

	Commercial Mortgage-Backed Securities — 13.7%
1,150	Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2, 4.18%, 11/10/41 (m)	1,127
10,779	CalSTRS Trust, Series 2002-C6, Class A2, 3.99%, 11/20/12 (e) (m)	10,649
3,990	CR, Series 2000-ZC2, Class A4A, 6.70%, 08/10/14 (e) (m)	4,060
	CS First Boston Mortgage Securities Corp.,
2,300	Series 2001-CP4, Class A4, 6.18%, 12/15/35 (m)	2,399
3,700	Series 2004-C3, Class A3, 4.30%, 07/15/36 (m)	3,635
1,350	Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A2, 3.29%, 07/05/35 (m)	1,298
2,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3, 4.60%, 08/10/38 (m)	1,981
	LB-UBS Comercial Mortgage Trust,
3,050	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	2,981
5,600	Series 2003-C5, Class A2, 3.48%, 07/15/27 (m)	5,459
3,400	Series 2004-C2, Class A2, 3.25%, 03/15/29 (m)	3,278
5,200	Series 2004-C7, Class A2, 3.99%, 10/15/29 (m)	5,068
1,300	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A2, VAR, 5.40%, 11/12/37 (m)	1,313
	Morgan Stanley Capital I,
5,852	Series 1998-HF2, Class A2, 6.48%, 11/15/30 (m)	5,941
3,100	Series 2006-T21, Class A2, 5.09%, 10/12/52 (m)	3,110
1,950	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2, 4.78%, 03/15/42 (m)	1,938

	Total Commercial Mortgage-Backed Securities (Cost $55,817)	54,237

	Corporate Bonds — 24.4%
	Automobiles — 0.4%
1,300	DaimlerChrysler N.A. Holding Corp., 5.75%, 05/18/09 (m)	1,308

	Capital Markets — 1.0%
3,800	Links Finance LLC, FRN, 5.64%, 09/15/08 (e) (i) (m)	3,803

	Commercial Banks — 4.9%
2,700	Artesia Bank SC (Belgium), VAR, 7.25%, 12/31/49 (e) (m)	2,739
1,150	Deutsche Bank Capital Funding Trust I (Germany), VAR, 7.87%, 12/31/49 (e) (m)	1,222
900	Glitnir Banki HF (Iceland), VAR, 6.69%, 06/15/16 (e) (m)	939
1,000	Hana Bank (South Korea), 4.13%, 03/11/09 (m)	973
	Landsbanki Islands HF (Iceland),
1,000	6.07%, 08/25/09 (e) (m)	1,007
850	6.10%, 08/25/11 (e) (m)	871
1,600	Nordea Bank Finland plc, VAR, 7.50%, 12/31/49 (e) (m)	1,605
3,050	Public Bank Berhad (Malaysia), VAR, 5.63%, 09/22/14 (m)	3,055
350	Royal Bank of Scotland Group plc ADR (United Kingdom), Series 1, 9.12%, 03/31/49 (m)	390
2,950	Svenska Handelsbanken (Sweden), VAR, 7.12%, 03/29/49 (e) (m)	2,963
1,750	VTB Capital SA for Vneshtorgbank (Luxembourg), FRN, 6.14%, 09/21/07 (e) (m)	1,753
600	Wachovia Capital Trust III, VAR, 5.80%, 03/15/42 (m)	608
1,150	Woori Bank (South Korea), VAR, 4.88%, 07/02/13 (m)	1,135

		19,260

	Consumer Finance — 0.2%
800	Capital One Financial Corp., 5.70%, 09/15/11 (m)	817

	Diversified Financial Services — 8.4%
3,250	BNP US Funding LLC, VAR, 7.74%, 12/29/49 (e) (m)	3,316
1,914	CIT Group, Inc., 5.75%, 09/25/07 (m)	1,919
	Counts Trust,
2,050	Series 2002-10, FRN, 6.15%, 08/15/07 (e) (i) (m)	2,059
2,050	Series 2002-11, FRN, 6.20%, 08/15/07 (e) (i) (m)	2,058
4,000	K2 Corp., 5.43%, 02/15/09 (i) (m)	4,000

JPMorgan Short Term Bond Fund II

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

3,250	Mizuho JGB Investment LLC, VAR, 9.87%, 12/31/49 (e) (m)	3,464
6,050	Natexis Ambs Co. LLC, VAR, 8.44%, 12/31/49 (e) (m)	6,335
3,100	RACERS, Series 2005-16, Class C, FRN, 5.38%, 09/20/07 (e) (i) (m)	3,099
350	Twin Reefs Pass-Through Trust, FRN, 6.32%, 12/31/49 (e) (m)	351
3,350	Two-Rock Pass Through Trust (Bermuda), FRN, 6.32%, 12/31/49 (e) (m)	3,296
1,300	Xstrata Finance Dubai Ltd. (United Arab Emirates), 5.72%, 11/13/09 (e) (m)	1,300
2,150	ZFS Finance USA Trust I, VAR, 6.15%, 12/15/65 (e) (m)	2,188

		33,385

	Diversified Telecommunication Services — 0.5%
1,900	Telefonica Emisones SAU (Spain), 5.98%, 06/20/11 (m)	1,951

	Electric Utilities — 1.7%
1,400	Alabama Power Capital Trust V, VAR, 5.50%, 10/01/42 (m)	1,408
650	Appalachian Power Co., 5.55%, 04/01/11 (m)	656
1,700	MidAmerican Energy Holdings Co., 7.52%, 09/15/08	1,762
2,800	PSEG Funding Trust I, 5.38%, 11/16/07 (m)	2,799

		6,625

	Food & Staples Retailing — 0.4%
1,400	CVS Corp., 4.00%, 09/15/09 (m)	1,359

	Insurance — 1.9%
5,450	ASIF Global Financing XXI, FRN, 5.69%, 03/14/08 (e) (m)	5,460
2,150	Hartford Financial Services Group, Inc., 5.66%, 11/16/08 (m)	2,167

		7,627

	Media — 2.6%
1,000	Comcast Cable Communications Holdings, Inc., 6.75%, 01/30/11 (m)	1,058
2,850	COX Communications, Inc., 4.63%, 01/15/10 (m)	2,805
1,800	Time Warner Entertainment Co., LP, 7.25%, 09/01/08 (m)	1,859
2,500	Time Warner, Inc., 5.50%, 11/15/11 (m)	2,519
2,200	Viacom, Inc., 5.75%, 04/30/11 (m)	2,218

		10,459

	Multi-Utilities — 0.5%
2,100	Dominion Resources, Inc., SUB, 5.69%, 05/15/08 (m)	2,112

	Oil, Gas & Consumable Fuels — 0.6%
2,450	Pemex Project Funding Master Trust, FRN, 6.69%, 06/15/10 (e) (m)	2,513

	Real Estate Investment Trusts (REITs) — 0.6%
	iStar Financial, Inc.,
800	5.38%, 04/15/10 (m)	799
1,750	Series B, 4.88%, 01/15/09 (m)	1,731

		2,530

	Real Estate Management & Development — 0.7%
2,750	Socgen Real Estate Co. LLC, VAR, 7.64%, 12/31/49 (e) (m)	2,801

	Total Corporate Bonds (Cost $97,437)	96,550

	Foreign Government Securities — 3.8%
4,670	National Agricultural Cooperative Federation (South Korea), VAR, 5.75%, 06/18/14 (m)	4,711
3,200	Province of Manitoba (Canada), 4.90%, 12/06/16	3,207
4,550	Republic of Chile (Chile), FRN, 5.78%, 01/28/08 (m)	4,564
1,100	Russian Federation (Russia), 10.00%, 06/26/07 (e) (m)	1,128
1,500	United Mexican States (Mexico), FRN, 6.07%, 01/13/09 (m)	1,513

	Total Foreign Government Securities (Cost $15,254)	15,123

	Mortgage Pass-Through Securities — 33.9%
	Federal National Mortgage Association, Various Pools,
31,783	7.00%, 01/01/35-10/01/36 (m)	32,659
23,330	TBA, 5.00%, 01/25/36	22,790
70,200	TBA, 6.00%, 12/25/36	70,951
8,250	TBA, 6.50%, 12/25/36	8,418
13	Government National Mortgage Association Pool, 8.50%, 08/15/30 (m)	14

	Total Mortgage Pass-Through Securities (Cost $133,989)	134,832

JPMorgan Short Term Bond Fund II

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	U.S. Government Agency Securities — 8.9%
33,000	Federal National Mortgage Association, 7.25%, 01/15/10 (m) (Cost $35,241)	35,373

	Total Long-Term Investments (Cost $483,185)	480,516

Number of Contracts

	Options Purchased — 0.6%
	Call Options Purchased — 0.1%
38	30 Day Fed Funds Future expiring 02/28/07 @ $94.75, American Style.	6
78	U.S. 10 Year Treasury Note Future expiring 02/23/07 @ $110.00, American Style.	-(h)
75	U.S. 10 Year Treasury Note Future expiring 02/23/07 @ $111.00, American Style.	21

Notional Value ($)

	Call Options Purchased on Interest Rate Swaps:
16,916	Expiring 11/01/07. If exercised the Fund receives 3.83% and pays floating 3 month LIBOR expiring 10/06/18, European Style.	21
19,400	Expiring 11/02/09. If exercised the Fund receives 4.49% and pays floating 3 month LIBOR expiring 11/04/19, European Style.	450

	Total Call Options Purchased	498

	Receiver/Payer Straddles on Interest Rate Swaps — 0.4%
770	Expiring 12/01/06. If exercised the Fund pays/receives 5.26% and receives/pays floating 3 month LIBOR expiring 12/05/16, European Style.	20
3,280	Expiring 12/04/06. If exercised the Fund pays/receives 5.11% and receives/pays floating 3 month LIBOR expiring 12/06/16, European Style.	45
2,000	Expiring 12/28/06. If exercised the Fund pays/receives 5.02% and receives/pays floating 3 month LIBOR expiring 01/02/17, European Style.	27
14,272	Expiring 08/04/08. If exercised the Fund pays/receives 5.49% and receives/pays floating 3 month LIBOR expiring 08/06/13, European Style.	591
50,780	Expiring 10/02/08. If exercised the Fund pays/receives 4.46% and receives/pays floating 3 month LIBOR expiring 10/06/18, European Style.	844

	Total Receiver/Payer Straddles on Interest Rate Swaps	1,527

Number of Contracts

	Put Options Purchased — 0.1%
63	30 Day Fed Funds Future expiring 12/29/06 @ $94.75, American Style.	1
65	30 Day Fed Funds Future expiring 01/31/07 @ $94.75, American Style.	1
38	30 Day Fed Funds Future expiring 02/28/07 @ $94.75, American Style.	1
12	30 Day Fed Funds Future expiring 04/30/07 @ $94.75, American Style.	1

Notional Value ($)

	Put Options Purchased on Interest Rate Swaps:
2,000	Expiring 12/15/06. If exercised the Fund pays 5.14% and receives floating 3 month LIBOR expiring 05/21/13, European Style.	34
42,660	Expiring 04/23/07. If exercised the Fund pays 5.10% and receives floating 3 month LIBOR expiring 04/25/08, European Style.	45
17,395	Expiring 04/23/07. If exercised the Fund pays 5.69% and receives floating 3 month LIBOR expiring 04/25/08, European Style.	2
67,925	Expiring 04/24/07. If exercised the Fund pays 5.69% and receives floating 3 month LIBOR expiring 04/26/08, European Style.	9
86,720	Expiring 04/26/07. If exercised the Fund pays 5.25% and receives floating 3 month LIBOR expiring 04/25/08, European Style.	53
12,515	Expiring 05/19/08. If exercised the Fund pays 5.76% and receives floating 3 month LIBOR expiring 05/21/38, European Style.	188

	Total Put Options Purchased	335

	Total Options Purchased (Cost $2,741)	2,360

Shares

	Short-Term Investments — 5.4%
	Investment Company — 5.1%
20,174	JPMorgan Prime Money Market Fund (b) (m) (Cost $20,174)	20,174

Principal Amount ($)

	U.S. Treasury Securities — 0.3%
1,265	U.S. Treasury Bills, 4.88%, 12/21/06 (k) (n) (Cost $1,262)	1,262

	Total Short-Term Investments (Cost $21,436)	21,436

	Total Investments — 127.0% (Cost $507,362)	504,312
	Liabilities in Excess of Other Assets — (27.0)%	(107,216)

	Net Assets — 100.0%	$397,096

JPMorgan Short Term Bond Fund II

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)(continued)
(Amounts in thousands except number of contracts)

Percentages indicated are based on net assets.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value at 11/30/06 (USD)	Unrealized Appreciation (Depreciation) (USD)

	Long Futures Outstanding
20	2 Year U.S. Treasury Notes	March, 2007	$4,100	$4
31	30 Day Fed Funds	December, 2006	12,240	1
32	30 Day Fed Funds	January, 2007	12,635	3
	Short Futures Outstanding
(433)	2 Year U.S. Treasury Notes	March, 2007	(88,765)	(135)
(345)	5 Year U.S. Treasury Notes	March, 2007	(36,624)	(93)
(40)	10 Year U.S. Treasury Notes	March, 2007	(4,368)	(12)
(93)	Eurodollar	June, 2007	(22,093)	7
(72)	Eurodollar	September, 2007	(17,139)	(50)
(56)	Eurodollar	December, 2007	(13,348)	18
(60)	Eurodollar	March, 2008	(14,313)	(103)
(48)	Eurodollar	June, 2008	(11,453)	(117)

				$(477)

Short Positions

Principal Amount ($)	Security Description	Value ($) (USD)

(24,500)	Federal National Mortgage Association, TBA, 5.50%, 12/25/36-01/25/37	(24,381)
	(Proceeds received $24,746)

OPTIONS WRITTEN

Call Options Written on Interest Rate Swaps ****

Counterparty	Exercise Rate *	Option Expiration Date	Swap Expiration Date	Notional Value	Premium (USD)	Value (USD)

Citibank, N.A.	5.11% semi-annually	12/04/06	12/06/16	$3,280	$(4)	$(45)

Put Options Written on Interest Rate Swaps****

Counterparty	Exercise Rate **	Option Expiration Date	Swap Expiration Date	Notional Value	Premium (USD)	Value (USD)

Bank of America	5.99% semi-annually	11/02/09	11/04/19	$19,400	$(369)	$(278)
Barclays Capital	5.40% semi-annually	04/26/07	04/30/08	86,720	(66)	(29)
Deutsche Bank AG, New York	5.58% semi-annually	05/19/08	05/21/13	41,250	(811)	(216)
Goldman Sachs Capital Management	5.49% semi-annually	04/23/07	04/25/08	662	(1)	-(h )
Goldman Sachs Capital Management	5.49% semi-annually	04/24/07	04/26/08	135,850	(128)	(31)

					$(1,375)	$(554)

Receiver/Payer Straddle on Interest Rate Swaps****

Counterparty	Exercise Rate ***	Option Expiration Date	Swap Expiration Date	Notional Value	Premium (USD)	Value (USD)

Barclays Capital	5.96% semi-annually	10/02/08	10/06/18	$50,780	$(686)	$(395)
Credit Suisse International	5.61% semi-annually	08/04/08	08/06/18	8,128	(530)	(572)

					$(1,216)	$(967)

*	The Fund will receive a floating rate based on 3-month USD LIBOR, if exercised.

**	The Fund will pay a floating rate based on 3-month USD LIBOR, if exercised.

***	The Fund will pay or receive a floating rate based on 3-month USD LIBOR, if exercised.

****	European Style

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,191
Aggregate gross unrealized depreciation	(5,241)

Net unrealized appreciation/depreciation	$(3,050)

Federal income tax cost of investments	$507,362

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(h)	Amount rounds to less than one thousand.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

JPMorgan Short Term Bond Fund II

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)(continued)
(Amounts in thousands except number of contracts)

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

(r)	Rates shown are per annum and payments are as described.

ADR	American Depositary Receipt.

BPS	Basis Points.

CMO	Collateralized Mortgage Obligation.

FNMA	Federal National Mortgage Association.

FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2006.

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate.

RACERS	Restructured Asset Securities with Enhanced Returns.

SUB	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2006.

TBA	To Be Announced.

VAR	Variable. The interest rate shown is the rate in effect at November 30, 2006.

USD	United States Dollar.

Interest Rate Swaps

	Rate Type (r)

Swap Counterparty	Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount (USD)	Value (USD)

Bank of America	5.24% semi-annually	3 month LIBOR quarterly	11/04/19	$11,072	$(152)
Barclays Capital	5.07% semi-annually	3 month LIBOR quarterly	11/13/11	1,960	(18)
Barclays Capital	5.21% semi-annually	3 month LIBOR quarterly	10/06/18	23,941	(421)
Citibank, N.A.	5.07% semi-annually	3 month LIBOR quarterly	11/27/16	200	(15)
Citibank, N.A.	4.99% semi-annually	3 month LIBOR quarterly	11/30/16	1,970	(9)
Citibank, N.A.	4.95% semi-annually	3 month LIBOR quarterly	12/04/16	965	—
Credit Suisse International	3 month LIBOR quarterly	4.89% semi-annually	05/21/13	809	3
Credit Suisse International	5.17% semi-annually	3 month LIBOR quarterly	05/21/13	1,549	(23)
Credit Suisse International	5.21% semi-annually	3 month LIBOR quarterly	05/21/13	2,814	(46)
Credit Suisse International	3 month LIBOR quarterly	5.12% semi-annually	08/06/18	1,512	18
Credit Suisse International	3 month LIBOR quarterly	5.39% semi-annually	05/21/38	594	27
Credit Suisse International	5.13% semi-annually	3 month LIBOR quarterly	05/21/38	229	(2)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.05% semi-annually	09/28/08	21,915	8
Deutsche Bank AG, New York	5.05% semi-annually	3 month LIBOR quarterly	02/08/09	13,390	(42)
Deutsche Bank AG, New York	5.02% semi-annually	3 month LIBOR quarterly	02/26/09	8,855	(27)
Deutsche Bank AG, New York	5.00% semi-annually	3 month LIBOR quarterly	09/28/11	18,855	(103)
Deutsche Bank AG, New York	5.58% semi-annually	3 month LIBOR quarterly	05/21/13	11,909	(388)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.10% semi-annually	09/28/16	5,295	66
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.15% semi-annually	02/08/17	3,250	58
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.08% semi-annually	02/26/17	2,140	27
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.37% semi-annually	09/05/18	1,821	54
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.76% semi-annually	05/21/38	2,301	233
Goldman Sachs Capital Management	4.98% semi-annually	3 month LIBOR quarterly	02/26/09	8,855	(21)
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.05% semi-annually	02/26/17	2,140	22
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.05% semi-annually	09/27/08	6,875	2
Lehman Brothers Special Financing	5.09% semi-annually	3 month LIBOR quarterly	09/27/16	3,780	(43)
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.21% semi-annually	09/27/36	1,000	21

					$(771)

Credit Default Swaps

Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount (USD)	Value (USD)

Bear Stearns & Co., 7.63%, 12/07/09	Deutsche Bank AG, New York	Sell	8 BPS quarterly	06/20/07	$4,900	$2
Berkshire Hathaway, Inc., 9.75%, 01/15/18	Deutsche Bank AG, New York	Sell	20 BPS quarterly	03/20/10	8,800	46
Corning Inc., 6.30%, 03/01/09	Goldman Sachs Capital Management	Sell	43 BPS quarterly	06/20/11	3,000	18
General Electric Capital Corp., 3.50%, 05/01/08	Citibank, N.A.	Sell	14 BPS quarterly	12/20/07	23,000	32
Goldman Sachs Group., 6.60%, 01/15/12	Deutsche Bank AG, New York	Sell	7.5 BPS quarterly	06/20/07	4,900	2
Lehman Brothers, 6.63%, 01/18/12	Bear Stearns Credit Products	Sell	8 BPS quarterly	06/20/07	7,400	3
Merrill Lynch & Co., 6.00%, 02/17/09	Deutsche Bank AG, New York	Sell	7.5 BPS quarterly	06/20/07	4,900	2
Merrill Lynch & Co., 6.00%, 02/17/09	Deutsche Bank AG, New York	Sell	9.5 BPS quarterly	12/20/07	6,000	4
Morgan Stanley Dean Witter, 6.60%, 04/01/12	Deutsche Bank AG, New York	Sell	8 BPS quarterly	06/20/07	4,900	2
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	104 BPS semi-annually	06/20/10	4,000	95
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	101 BPS semi-annually	07/20/10	15,000	329
Russian Federation, 5.00%, 03/31/30	Morgan Stanley Capital Services	Sell	140 BPS semi-annually	04/20/10	10,000	318
Sara Lee Corp., 6.13%, 11/01/32	Bear Stearns Credit Products	Buy	43 BPS quarterly	12/20/11	1,100	3
SunTrust Capital III, 2.48%, 03/15/28	Deutsche Bank AG, New York	Sell	48 BPS quarterly	06/30/07	12,400	23
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	29 BPS semi-annually	05/20/08	26,260	(40)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	105 BPS semi-annually	06/20/10	4,000	(108)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	96 BPS semi-annually	07/20/10	15,000	(345)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Sell	66.75 BPS semi-annually	05/20/11	11,670	107
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	112 BPS semi-annually	04/20/10	10,000	(254)
Viacom, 5.75%, 04/30/11	Bear Stearns Credit Products	Buy	46 BPS quarterly	06/20/11	2,200	(18)

						$221

Price Lock Swaps

Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Notional Amount (USD)	Value (USD)

Citibank, N.A. (a)	FNMA, 30 Year, 5.00%, TBA	$95.59	12/05/06	$4,330	$(91)
Citibank, N.A. (a)	FNMA, 30 Year, 6.00%, TBA	100.31	12/05/06	134,000	(222)
Citibank, N.A. (b)	U.S. Treasury Note, 3.38%, 09/15/09	96.73	12/11/06	68,900	269
Citibank, N.A. (a)	U.S. Treasury Note, 4.13%, 08/15/10	98.29	12/11/06	38,000	(229)
Credit Suisse International (b)	U.S. Treasury Note, 3.38%, 02/15/08	98.36	12/20/06	299,900	318
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.00%, TBA	95.41	12/05/06	15,000	(342)
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 5.50%, TBA	98.34	12/05/06	24,500	312
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 6.00%, TBA	100.31	12/05/06	40,200	(298)
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 6.50%, TBA	101.88	01/04/07	8,250	(10)
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 5.00%, TBA	95.59	12/05/06	4,000	(84)

					$(377)

(a)	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.

(b)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Mutual Fund Group

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 29, 2007

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

January 29, 2007